Notes Receivable	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 4 - Notes Receivable

During the year ended December 31, 2012, the Company entered into an agreement with NFC Data Inc., (see Note 12) whereby it agreed to lend a principal sum of US $130,000 advanced to the borrower in aggregate at an interest rate of 4% per annum. At December 31, 2012, $110,000 was advanced to the borrower. During the year ended December 31, 2013, the Company entered into a further agreement and agreed to lend an additional principal sum of $ 92,500 for a total aggregate of $222,500 also at an interest rate of 4% per annum. The notes were due and payable by December 31, 2013. At December 31, 2013, the total loan outstanding was $182,620 with accrued interest of $1,121. The loans remain outstanding and are delinquent.

The Company has engaged legal counsel to assist in collecting the outstanding amounts. Management’s opinion is that the Company will collect the full amount outstanding and no allowance has been recorded as uncollectible.